Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Consolidated condensed statements of comprehensive income [Abstract]
Profit for the period	$ 30,791	$ 10,798
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	5,369	132,433
Currency translation differences	12,888	(46,507)
Tax effect	(4,533)	(34,055)
Net income recognized directly in equity	13,724	51,871
Cash flow hedges	(10,134)	23,395
Tax effect	2,534	(5,849)
Transfers to income statement	(7,600)	17,546
Other comprehensive income	6,124	69,417
Total comprehensive income for the period	36,915	80,215
Total comprehensive income attributable to non-controlling interests	(5,357)	(7,213)
Total comprehensive income attributable to the Company	$ 31,558	$ 73,002